Material accounting estimates and judgments - Share-based compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material accounting estimates and judgments
Percentage of reasonably possible increase in volatility assumption	20.00%	10.00%	10.00%
Percentage of reasonably possible decrease in volatility assumption	(20.00%)	(10.00%)	(10.00%)
Risk free interest rate assumption, high amount	1.00%	0.50%	0.50%
Risk free interest rate assumption, low amount	0.50%	0.00%	0.00%
Expense from share-based transactions, if calculated on higher reasonably possible assumptions	SFr 1,300,000	SFr 3,000,000.0	SFr 1,000,000.0
Expense from share-based transactions, if calculated on lower reasonably possible assumptions	2,100,000	4,300,000	1,300,000
Expense from share-based payment transactions	SFr 1,794,467	SFr 3,682,073	SFr 1,178,344